CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 82,754	$ 41,443
Time deposits	10	11,128
Restricted cash	22,543	36,146
Short-term investments	7,011	7,771
Amount due from an equity investee	312	276
Accounts receivable, net of allowance for credit losses of US$22,786 and US$37,215 as of December 31, 2021 and 2022, respectively	64,556	187,261
Rebates receivable	2,933	5,575
Prepaid media costs	16,494	36,709
Other current assets	8,047	24,957
Total current assets	204,660	351,266
Non-current assets
Deferred tax assets	720	1,185
Property and equipment, net	241	1,931
Investment in an equity investee	279	354
Other long-term investments	5,970	12,114
Intangible assets, net	991	53,713
Goodwill		81,674
Right-of-use assets, net	1,292	3,834
Other assets	7,629	1,663
Total non-current assets	17,122	156,468
Total assets	221,782	507,734
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entity ("VIE") and its subsidiaries without recourse to the Company of US$2,262 and US$2,036 as of December 31, 2021 and 2022, respectively)	41,728	66,587
Deferred revenue (including deferred revenue of the consolidated VIE and its subsidiaries without recourse to the Company of US$88 and US$29 as of December 31, 2021 and 2022, respectively)	16,975	22,802
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$1,444 and US$861 as of December 31, 2021 and 2022, respectively)	30,539	29,735
Lease liabilities (including lease liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$295 and US$111 as of December 31, 2021 and 2022, respectively)	2,151	2,141
Bank borrowings (including bank borrowing of the consolidated VIE and its subsidiaries without recourse to the Company of US$1,889 and US$1,590 as of December 31, 2021 and 2022, respectively)	44,283	75,530
Income tax payable (including income tax payable of the consolidated VIE and its subsidiaries without recourse to the Company of US$575 and US$501 as of December 31, 2021 and 2022, respectively)	2,040	4,050
Total current liabilities	137,716	200,845
Non-current liabilities
Lease liabilities (including lease liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$89 and US$24 as of December 31, 2021 and 2022, respectively)	1,380	1,463
Deferred tax liabilities (including deferred liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$99 and US$64 as of December 31, 2021 and 2022, respectively)	1,326	13,378
Accrued liabilities and other liabilities	2,071	459
Total non-current liabilities	4,777	15,300
Total liabilities	142,493	216,145
Commitments and contingencies
Equity
Treasury shares (2,323,802 and 5,843,335 shares as of December 31, 2021 and 2022, respectively)	(28,457)	(20,908)
Additional paid-in capital	529,455	525,508
Statutory reserves	81	81
Accumulated other comprehensive income/(losses)	(4,086)	860
Accumulated deficit	(422,112)	(221,237)
Total iClick Interactive Asia Group Limited shareholders' equity	74,930	284,352
Non-controlling interests	4,359	7,237
Total equity	79,289	291,589
Total liabilities and equity	221,782	507,734
Class A ordinary shares
Equity
Ordinary shares	44	43
Class B ordinary shares
Equity
Ordinary shares	$ 5	$ 5